Earnings per share	6 Months Ended
Jun. 30, 2019
Earnings Per Share [Abstract]
NOTE 4 - Earnings per share

Weighted average number of common shares outstanding:

	Three months ended June 30,		Six months ended June 30,
	2019	2018	2019	2018
Issued common shares at beginning of period	67,926,256	57,842,922	64,676,256	56,378,306
Effect of shares issued	509,483	1,429,855	3,068,304	1,792,078
Weighted average number of common shares outstanding – basic	68,435,739	59,272,777	67,744,560	58,170,384

Weighted average number of shares outstanding – b diluted	68,435,739	59,272,777	67,744,560	58,170,384

There is no difference in diluted as compared to basic earnings per share as the impact would be antidilutive as a result of the net loss.